Expense Example - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced International ETF - Fidelity Enhanced International ETF	Sep. 21, 2023 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356